Own Shares	12 Months Ended
Dec. 31, 2025
Disclosure Of Treasury Shares [Abstract]
Own Shares	30 Own Shares
As at 31 December 2025, the Group (through the Employee Benefit Trust) held 1,199,156 (2024:
1,930,957) ordinary shares purchased at a total cost of $58.5m (2024: $23.2m). This amount is shown as a debit balance within total equity.
The movement in 2025 predominantly consists of the issuance of 715,627 ordinary shares as part of the satisfaction of the vesting of the 2021 Retention Long Term Incentive Plan, 3 tranches of awards issued under the Deferred Bonus Plan and the 2024 Non-Executive Director Share Award and the
acquisition of shares at a total cost of $44.1m. The purchase cost is offset by the vesting of ordinary shares at a cost of $33.4m under the Group's share-based payment schemes. The Group's share awards and settlements during the year are more fully described under note 33, "Share-based payments".